Convertible Notes Payable (Details Narrative) (10-K)			6 Months Ended		12 Months Ended
	Jan. 23, 2017 USD ($)	Jan. 06, 2017 USD ($) Number $ / shares shares	Jun. 30, 2019 shares	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares
Proceeds form related party debt				$ 75,000		$ 50,000
Repayment of debt obligated						$ 113,888
Issuance of common stock shares transferred | shares			84,300		350,000	350,000
CFI Notes [Member]
Debt instrument convertible conversion price | $ / shares		$ 7.00			$ 1.00
Debt instrument convertible threshold trading days | Number		20
Chase Financing, Inc. [Member]
Repayment of debt obligated		$ 113,888
Chase Financing, Inc. [Member] | First CFI Note [Member]
Proceeds form related party debt		$ 50,000
Original issue discount percentage		10.00%
Secured convertible debt principal amount		$ 55,555
Debt maturity date		Apr. 06, 2017
Chase Financing, Inc. [Member] | Second CFI Note [Member]
Proceeds form related party debt	$ 25,000
Original issue discount percentage	10.00%
Secured convertible debt principal amount	$ 30,555
Debt maturity date	Apr. 06, 2017
Chase Financing, Inc. [Member] | CFI Notes [Member]
Proceeds form related party debt	$ 25,000
Original issue discount percentage	10.00%
Secured convertible debt principal amount	$ 27,778
Chase Financing, Inc. [Member] | CFI Letter Agreement [Member]
Convertible notes payable		$ 100,000
Debt principal amount		$ 113,888
X, LLC [Member] | CFI Notes [Member]
Repayment of debt obligated					$ 300,000
X, LLC [Member] | Stock Purchase Agreement [Member] | CFI Notes [Member]
Issuance of common stock shares transferred | shares		200,000
Considerations shares issued price per shares | $ / shares		$ 1.00
Addition shares of common to be issued | shares		200,000
Beneficial ownership percentage		2.00%
Repurchase shares of common stock, shares | shares		100,000
Repurchase shares of common stock, value		$ 208,500
Exercise price of common stock		$ 258,500